ACQUISITION OF TARUS (Tables)	12 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
Schedule of fair value of assets acquired and liabilities assumed

Assets:	(In thousands)
Identifiable intangible assets	$28,200
Goodwill	538
Total assets	$28,738
Consideration:
Fair value of shares issued	$17,200
Liabilities assumed	3,000
Deferred purchase consideration at fair value	8,538
Total liabilities	$28,738

Schedule of pro forma information

	Years Ended March 31,
(In thousands)	2023	2022
Loss from operations	$(16,277)	$(17,931)
Loss before provision for income taxes	$(122,239)	$(17,164)
Net loss	$(104,383)	$(21,516)
Total comprehensive loss for year	$(109,666)	$(21,516)
Loss per share	$(5.63)	$(1.24)